BANK CREDIT AND LOANS (Schedule of Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Sep. 30, 2013	Aug. 31, 2013	Dec. 31, 2012
Schedule of Short-term and Long-term Debt [Line Items]
Total Current maturities	$ 10,194			$ 10,140
Loan in U.S. dollars from shareholders [Member]
Schedule of Short-term and Long-term Debt [Line Items]
Total Current maturities	5,307	850	1,000	3,968
Bank credit [Member]
Schedule of Short-term and Long-term Debt [Line Items]
Total Current maturities	1,887			3,172
Convertible note from controlling shareholder, net [Member]
Schedule of Short-term and Long-term Debt [Line Items]
Total Current maturities	$ 3,000			$ 3,000